RELATED PARTY TRANSACTIONS - Amount Due to Related Parties (Details) $ in Thousands, ¥ in Millions			6 Months Ended
	Apr. 30, 2024 USD ($) shares	Apr. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Statement
Issuance of ordinary shares to repay debts (in shares) | shares	6,567,431	6,567,431
Issuance of ordinary shares to repay debts	$ 7,600	¥ 54,374	$ 7,553
Related Party
Statement
Amount due to related parties			3,611	$ 11,108
Related Party | Shareholder | Mr. Man Guo
Statement
Amount due to related parties				918
Related Party | Shareholder | Dan Shao
Statement
Amount due to related parties			$ 3,611	$ 10,190